Stock-based Compensation (Options Outstanding and Exercisable) (Details) CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD CAD / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Closing stock price	CAD 103.65
Options Outstanding
Number of options outstanding | shares	5.1
Weighted-average years to expiration of options outstanding	6 years 6 months
Weighted average exercise price of options outstanding	CAD 66.78
Aggregate intrinsic value of options outstanding | CAD	CAD 186
Options Exercisable
Number of options exercisable | shares	2.7
Weighted average exercise price of options exercisable	CAD 54.97
Aggregate intrinsic value of options exercisable | CAD	CAD 129
Weighted-average years to expiration of options exercisable	5 years
Range of Exercise Prices 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range	CAD 20.95
Ceiling of exercise price range	CAD 47.3
Options Outstanding
Number of options outstanding | shares	0.9
Weighted-average years to expiration of options outstanding	3 years 1 month
Weighted average exercise price of options outstanding	CAD 35.76
Aggregate intrinsic value of options outstanding | CAD	CAD 62
Options Exercisable
Number of options exercisable | shares	0.9
Weighted average exercise price of options exercisable	CAD 35.76
Aggregate intrinsic value of options exercisable | CAD	CAD 62
Range of Exercise Prices 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range	CAD 47.31
Ceiling of exercise price range	CAD 59.3
Options Outstanding
Number of options outstanding | shares	1.0
Weighted-average years to expiration of options outstanding	5 years 1 month
Weighted average exercise price of options outstanding	CAD 56.04
Aggregate intrinsic value of options outstanding | CAD	CAD 45
Options Exercisable
Number of options exercisable | shares	0.9
Weighted average exercise price of options exercisable	CAD 55.78
Aggregate intrinsic value of options exercisable | CAD	CAD 41
Range of Exercise Prices 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range	CAD 59.31
Ceiling of exercise price range	CAD 66.54
Options Outstanding
Number of options outstanding | shares	1.1
Weighted-average years to expiration of options outstanding	7 years 2 months
Weighted average exercise price of options outstanding	CAD 66.42
Aggregate intrinsic value of options outstanding | CAD	CAD 39
Options Exercisable
Number of options exercisable | shares	0.5
Weighted average exercise price of options exercisable	CAD 66.45
Aggregate intrinsic value of options exercisable | CAD	CAD 17
Range of Exercise Prices 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range	CAD 66.55
Ceiling of exercise price range	CAD 84.23
Options Outstanding
Number of options outstanding | shares	0.9
Weighted-average years to expiration of options outstanding	7 years 7 months
Weighted average exercise price of options outstanding	CAD 80.07
Aggregate intrinsic value of options outstanding | CAD	CAD 22
Options Exercisable
Number of options exercisable | shares	0.3
Weighted average exercise price of options exercisable	CAD 81.36
Aggregate intrinsic value of options exercisable | CAD	CAD 7
Range of Exercise Prices 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range	CAD 84.24
Ceiling of exercise price range	CAD 107.37
Options Outstanding
Number of options outstanding | shares	1.2
Weighted-average years to expiration of options outstanding	8 years 8 months
Weighted average exercise price of options outstanding	CAD 88.76
Aggregate intrinsic value of options outstanding | CAD	CAD 18
Options Exercisable
Number of options exercisable | shares	0.1
Weighted average exercise price of options exercisable	CAD 84.55
Aggregate intrinsic value of options exercisable | CAD	CAD 2